Common Shareholders' Equity, Share Consolidation (Details)				12 Months Ended		12 Months Ended						12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 13, 2012 Shareholder Vote Share Consolidation Amendment	Dec. 31, 2013 Share Consolidation Amendment	Jan. 24, 2012 Share Consolidation Amendment	Dec. 31, 2013 Before Share Consolidation	Dec. 31, 2013 After Share Consolidation	Dec. 31, 2013 Common Shares	Dec. 31, 2012 Common Shares	Jan. 24, 2012 Common Shares Share Consolidation Amendment	Jan. 24, 2012 Common Shares Before Share Consolidation	Dec. 31, 2013 Common Shares After Share Consolidation	Jan. 24, 2012 Common Shares After Share Consolidation	Jan. 24, 2012 Special Common Shares Share Consolidation Amendment	Jan. 24, 2012 Special Common Shares Before Share Consolidation	Dec. 31, 2013 Series A Common Shares	Dec. 31, 2012 Series A Common Shares	Jan. 24, 2012 Series A Common Shares Share Consolidation Amendment	Jan. 24, 2012 Series A Common Shares Before Share Consolidation	Dec. 31, 2013 Series A Common Shares After Share Consolidation	Jan. 24, 2012 Series A Common Shares After Share Consolidation	Jan. 24, 2012 Preferred shares Before Share Consolidation	Jan. 24, 2012 Preferred shares After Share Consolidation
Conversion of Stock [Line Items]
Share consolidation description				These approved Charter Amendments include (a) a Share Consolidation Amendment to reclassify (i) each Special Common Share as one Common Share, (ii) each Common Share as 1.087 Common Shares, and (iii) each Series A Common Share as 1.087 Series A Common Shares, (b) a Vote Amendment to fix the percentage voting power in certain matters and (c) amendments to eliminate obsolete and inoperative provisions as more fully described in TDS’ Current Report on Form 8-K dated January 24, 2012.
Significant event, date			2012-01-13		2012-01-24
Share conversion ratio, Common shares										1.087				1				1.087
Voting rights						As of December 31, 2011, the holders of Common Shares and Special Common Shares were entitled to one vote per share. The holders of Common Shares had full voting rights; the holders of Special Common Shares had limited voting rights. Other than the election of directors, the Special Common Shares had no votes except as otherwise required by law. The holders of Series A Common Shares were entitled to ten votes per share.	The Series A Common Shares continue to have ten votes per share in such matters and the vote per share of the Common Shares floats and is determined each time there is a vote on matters other than the election of directors.					43.3%								56.7%
Common stock, shares outstanding	108,757,000	108,031,000						101,591,000	100,871,000		49,980,000		101,340,000		47,012,000	7,166,000	7,160,000		6,549,000		7,119,000
Preferred stock, shares outstanding																						8,300	8,300